Summary of Significant Accounting Policies - Schedule of Revenue by Contract Type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 2,045,133	$ 1,752,343
BioCheck [Member]
Revenues
Total revenues	152,047	177,283
OneTest [Member]
Revenues
Total revenues	1,803,707	1,490,881
CLIAx [Member]
Revenues
Total revenues	$ 89,379	$ 84,179